A&D Mortgage Trust 2023-NQM5 ABS-15G

Exhibit 99.10

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
ARInitialInterestRate	0	82	0%
MINNo	0	220	0%
B1FirstName	1	223	0.45%
ApplicationDate	3	223	1.35%
MortgageOriginationChannel	0	222	0%
PropertyZipCode	0	220	0%
LoanProgram	0	223	0%
LenderName	2	223	0.90%
NumberofUnits	1	223	0.45%
PropertyCounty	0	220	0%
PropertyState	0	220	0%
LoanPurpose	0	223	0%
NoteDate	1	222	0.45%
B1LastName	2	224	0.89%
PropertyAddress	0	220	0%
FirstPaymentDate	2	223	0.9%
OriginatorQMStatus	48	224	21.43%
InitialMonthlyPIOrIOPayment	4	223	1.79%
B1Citizen	0	223	0%
PropertyCity	0	220	0%
UnderwritingGuidelineProductName	2	4	50%
B2FirstName	2	40	5%
B2LastName	1	40	2.5%
SalesPrice	1	146	0.68%
RefinanceType	2	34	5.88%
ClosingSettlementDate	0	1	0%
QualifyingLTV	2	21	9.52%
QualifyingCLTV	2	21	9.52%
QualifyingFICO	0	18	0%
UnderwritingGuidelineVersion	1	11	9.09%